GENERAL (Details Textual)	1 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Nov. 19, 2013	Jan. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Mar. 05, 2014 Magic Software Enterprises Ltd [Member] Subsequent Event [Member] USD ($)	Nov. 19, 2013 Sapiens [Member] USD ($)	Dec. 31, 2013 Sapiens [Member] USD ($)	Dec. 31, 2012 Sapiens [Member]		Aug. 31, 2011 Maximum [Member]	Jan. 27, 2012 Maximum [Member]	Aug. 31, 2011 Minimum [Member]	Jan. 27, 2012 Minimum [Member]	Aug. 21, 2011 FIS Software Ltd [Member]
Equity Method Investment, Ownership Percentage									48.60% [1]	56.60%	[1]		52.10%		47.30%	47.30%
Equity Method Investment Diluted Ownership Percentage								48.60%				75.60%		42.20%
Ordinary shares, par value (in dollars per share)				$ 1.0	1	1
Gain Loss From Equity Method Investments Due To Change In Percentage Of Ownership		$ 3,410,000	$ 25,833,000
Sale of Stock, Number of Shares Issued in Transaction							6,900,000	6,497,400	6,497,400
Sale of Stock, Price Per Share							$ 8.50	$ 6.25	$ 6.25
Sale of Stock, Consideration Received Per Transaction							54,731		37,791
Sale of Stock, Percentage of Ownership before Transaction	56.80%		75.60%				51.60%	56.80%	56.80%
Sale of Stock, Percentage of Ownership after Transaction	48.60%		42.20%				45.00%	48.60%	48.60%
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary or Equity Investee, Nonoperating Income, Total									$ 61,164,000

[1]	From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 31, 2013 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.